Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Statements Of Operations
Net Sales	$ 25,867	$ 192,096	$ 119,375	$ 270,272	$ 651,667	$ 593,004
Cost of Goods Sold	15,369	155,721	102,586	218,007	532,581	435,401
Gross Profit	10,498	36,375	16,789	52,265	119,086	157,603
Expenses
Depreciation			712	417	556	157
Amortization of intangible assets					326	129
Bank charges and interest					6,619	3,736
Financing charge (note 8)					12,823
Interest on promissory note payable (note 7)					4,232
Investor relations					13,191
Loss due to uncollectible receivable					12,999
Loss on disposal of capital assets						72
Loss (gain) on foreign exchange	7,753	(2,051)	6,385	(1,601)	21,939	8,147
Office and general	19,215	84,437	49,044	102,504	59,184	47,687
Professional fees (note 12)	63,518	632,836	97,889	646,820	3,056,469	93,284
Product development					47,348	4,932
Rent and utilities					35,766	15,019
Repairs and maintenance					3,597
Shipping and freight					89,669	75,474
Sales and marketing	17,207	101,142	38,588	109,507	203,845	88,468
Transaction costs					38,280	299,839
Total expense	107,693	816,364	191,906	857,230	3,606,843	636,944
Loss before Income Taxes					(3,487,757)	(479,341)
Provision for Income Taxes (note 10)
Loss from operations	(97,195)	(779,989)	(175,117)	(804,965)
Other Income (Expense)
Interest expense	(7,385)	(3,905)	(16,816)	(4,615)
Gain (loss) on derivative (note 5)	(137,353)		(137,353)
Transaction costs		(38,280)		(38,280)
Total other income (expense)	(144,738)	(42,185)	(154,169)	(42,895)
Net Loss for the year	(241,933)	(822,174)	(329,286)	(847,860)	(3,487,757)	(479,341)
Other Comprehensive Income (Loss)
Currency translation adjustment	4,090	(17,802)	(4,516)	(23,339)	(35,054)	31,271
Comprehensive Loss for the year	$ (237,843)	$ (839,976)	$ (333,802)	$ (871,199)	$ (3,522,811)	$ (448,070)
Weighted Average Number of Shares (basic and diluted)	67,288,142	23,662,690	27,279,284	13,556,886	40,460,153	125,801
Loss per Weighted Average Share (basic and diluted)		$ (0.04)	$ (0.01)	$ (0.06)		$ (4)